UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series 2985, 144A, 0.24% *, 4/1/2039	200,000	200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.28% *, 5/15/2030	400,000	400,000
California, Housing Finance Agency Revenue, Home Mortgage, Series K, AMT, 0.35% *, 2/1/2038	1,850,000	1,850,000
California, Statewide Communities Development Authority, Certificates of Participation, 0.3% *, 2/1/2028, Union Bank of CA (a)	450,000	450,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.25% *, 10/1/2036	415,000	415,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.33% *, 11/1/2020, Union Bank of CA (a)	260,000	260,000

Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.18% *, 12/1/2032	100,000	100,000
Orange County, CA, Water District, 0.35%, 2/4/2010	450,000	450,000
San Diego, CA, Certificates of Participation, 0.4% *, 12/1/2028, Comerica Bank (a)	475,000	475,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.22% *, 12/1/2018	450,000	450,000
San Jose, CA, Multi-Family Housing Revenue, Brookwood Terrace, Series B2, 0.22% *, 1/1/2014, JPMorgan Chase Bank (a)	445,000	445,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series C-1, 0.27% *, 7/1/2036	400,000	400,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.5% *, 9/1/2011, Bank of America NA (a)	2,700,000	2,700,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,595,000) †	100.0	8,595,000
Other Assets and Liabilities, Net	0.0	2,013

Net Assets	100.0	8,597,013

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2009.

†	The cost for federal income tax purposes was $8,595,000.
(a)	Security incorporates a letter of credit from the bank listed.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments (b)	$—	$8,595,000	$—	$8,595,000
Total	$—	$8,595,000	$—	$8,595,000
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010